November 6, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          FPA U.S. Value Fund, Inc. (“Registrant”)

1933 Act File No. 002-87607

1940 Act File No. 811-03896

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated October 29, 2020, to the Prospectus dated April 30, 2020, for the FPA U.S. Value Fund as filed electronically via EDGAR with the Securities and Exchange Commission on October 29, 2020 (Accession Number: 0001104659-20-119489).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding
Vice President

Enclosures

cc:   J. Richard Atwood